Shareholders' (Deficit) Equity	12 Months Ended
Dec. 31, 2024
Shareholders' (Deficit) Equity [Abstract]
SHAREHOLDERS’ (DEFICIT) EQUITY

NOTE 10 - SHAREHOLDERS’ (DEFICIT) EQUITY

A.	Effective November 23, 2022, the Company’s Board of Directors effected a Reverse Share Split of 1-for-20 (i.e., 20 ordinary shares were combined into one ordinary share). Share and per share amounts in the financial statements, prior to November 23, 2022, have been adjusted to reflect the Reverse Share Split. See also Note 1A(11).

B.	Ordinary shares

1.	The ordinary shares provide their holder with rights to receive dividends in cash and shares, and rights to participate at the time of distributing liquidation dividends. Additionally, the ordinary shareholders have the right to vote at shareholder meetings in a manner that each share provides one voting right to its holder.

2.	Changes in ordinary share capital

a)

On August 20, 2014, the Company entered into a certain credit line agreement, pursuant to which it obtained a credit line in an aggregate principal amount of $12,000 from certain lenders and existing shareholders (the “Lenders”). The credit line amount was deposited in an escrow account at the closing, which was consummated on October 14, 2014. The Company issued to each Lender at closing a warrant (collectively, the “Credit Line Warrants”), to purchase a number of the Company’s ordinary shares constituting 2% of its share capital on a fully diluted basis (assuming conversion of all of the Company’s convertible securities into ordinary shares at a 1:1 conversion rate) as of the closing for each $1,000 (or portion thereof) extended by such Lender. The Company issued Credit Line Warrants (“CLA Warrants”) to purchase in the aggregate 11,078 of its ordinary shares. The CLA Warrants are exercisable for a period of ten years at an exercise price of NIS 48 per share, and may be exercised on a net issuance basis.

Under the terms of the credit line agreement, the Company directed that the entire credit line amount (that was in escrow) be invested in the Private Placement, consummated simultaneously with the consummation of the Initial Public Offering (“IPO”) on February 24, 2015. The Company issued to the Lenders 8,334 units at a price of $1,440 per unit, before issuance cost. Each unit consisted of one ordinary share and one-half of a Series A Warrant to purchase one ordinary share. Each unit was issued with one and one-half non-transferrable Long Term Incentive Warrants. Each whole Series A Warrant entitled the holder to purchase one ordinary share at an exercise price of $1,800. Upon vesting, each Long Term Incentive Warrant entitles the holder to purchase one ordinary share at an exercise price of $1,656. The Company received net proceeds from the Private Placement of approximately $10,900 (net of issuance cost of approximately $1,200, including certain warrants with a value of $125 issued in connection with the Private Placement). The Series A Warrants expired on February 24, 2020. As of December 31, 2021, Long Term Incentive Warrants to purchase 18,903 ordinary shares were outstanding. The Long Term Incentive Warrants expired on February 24, 2022.

b)	No CLA Warrants were exercised during the years ended December 31, 2024, 2023, and 2022. As of December 31, 2024, CLA Warrants to purchase 370 ordinary shares were outstanding.
c)	On October 14, 2014, the Company issued warrants to purchase an aggregate 924 ordinary shares (the “Pontifax Warrants”) to the Pontifax Funds in consideration of their commitment to provide to the Company, for no consideration, certain business development and chairman services. The Pontifax warrants expired on October 14, 2022.

d)	On June 2, 2017, the Company consummated a registered direct offering of 5,623 ordinary shares at a price of $480 per share and a simultaneous private placement of one-year warrants to purchase 5,623 ordinary shares at an exercise price of $510 per share immediately exercisable. The Company received gross proceeds from this registered direct offering of approximately $2,690. On June 2, 2018, all of the warrants issued to investors in this offering expired. These warrants expired on June 2, 2022.

f)	On November 22, 2017, the Company consummated a registered direct offering of 9,470 ordinary shares at a price of $264 per share and a simultaneous private placement of five-year warrants to purchase 7,103 ordinary shares at an exercise price of $300 per share immediately exercisable. The Company received gross proceeds from this registered direct offering of approximately $2,500. On April 25, 2018, 2,841 of these warrants were cashless exercised into 679 ordinary shares. On July 27, 2020, as part of the Warrants Exercise Transaction (see Note 10B(2)(i)), all of the 4,262 warrants that were outstanding as of that date were exercised into ordinary shares. As of December 31, 2021, warrants to purchase 474 ordinary shares issued to the placement agent in connection with the offering were outstanding. These placement agent warrants expired on November 22, 2022.

g)

On May 8, 2018, the Company consummated an underwritten public offering (the “2018 Public Offering”) of 136,924 units (the “2018 Units”), at a public offering price of $110 per unit, and 22,546 pre-funded units (the “2018 Pre-funded Units”), at a public offering price of $109.8 per 2018 Pre-funded Unit. Each 2018 Unit consisted of one ordinary share of the Company and one Series C warrant to purchase one ordinary share of the Company. Each 2018 Pre-funded Unit consisted of one pre-funded warrant to purchase one ordinary share and one Series C Warrant to purchase one ordinary share. The exercise price of each pre-funded warrant included in the 2018 Pre-funded Unit was $0.2 per share. The Series C warrants have an exercise price of $110 per share, are exercisable immediately and will expire five years from the date of issuance.

The Company granted the underwriters a 30-day over-allotment option to purchase up to an additional 23,921 ordinary shares and/or Series C Warrants to purchase up to an additional 23,921 ordinary shares at the public offering price. The underwriters’ option was exercised in full on May 8, 2018.

The Company received gross proceeds from the 2018 Public Offering and exercise in full of the over-allotment option of approximately $20,200 (before deducting underwriting discounts and commissions and other offering fees and expenses). During May 2018, the 22,546 pre-funded warrants were exercised in full in consideration of additional gross proceeds of approximately $4,500. These Series C Warrants expired on May 8, 2023.

h)	On February 6, 2019, the Company issued 94,075 units, (the “2019 Units”) at a purchase price of $51.6 per unit, and 1,024,876 pre-funded units (the “2019 Pre-funded Units”), at a purchase price of $51.4 per 2019 Pre-Funded Unit, in a registered direct offering (the “2019 Registered Direct Offering”). Each unit consisted of one ordinary share of the Company and one Series D Warrant to purchase 0.5 ordinary share of the Company. Each 2019 Pre-Funded Unit consisted of one pre-funded warrant to purchase one ordinary share and one Series D Warrant to purchase 0.5 ordinary share. The exercise price of each pre-funded warrant included in the 2019 Pre-Funded Unit was $0.2 per share. The Series D Warrants have an exercise price of $51.6 per ordinary share and are immediately exercisable and will expire on the fifth anniversary of the original issuance date. The Company also issued placement agent warrants to purchase up to an aggregate of 10,173 ordinary shares, on the same terms as the warrants issued to the investors, except they have an exercise price of $64.5 per share. The Company received gross proceeds from the February 2019 Registered Direct Offering of approximately $7,500 (including proceeds from the exercise of 51,244 pre-funded warrants), or approximately $6,500, net of issuance expenses in the amount of $987. On July 27, 2020, as part of the Warrants Exercise Transaction (see Note 10B(2)(i)), warrants to purchase 48,450 ordinary shares were exercised for ordinary shares and warrants. These Series D Warrants expired on February 6, 2024.

i)	On July 23, 2020, the Company entered into a warrant exercise agreement, (the “Warrants Exercise Transaction”), with several existing institutional investors who are the holders (the “Holders”) of warrants issued in May 2020, April 2020, February 2019 and November 2017 (the “Old Warrants”), to purchase ordinary shares, pursuant to which the Holders agreed to exercise in cash their Old Warrants to purchase up to an aggregate of 802,712 ordinary shares having exercise prices ranging from $300.00 to $16 per share issued by the Company, at a reduced exercise price of $12 per share, resulting in gross proceeds to the Company of approximately $9,632 or approximately $8,712, net of issuance expenses in the amount of approximately $920. Closing occurred on July 27, 2020. Under the Warrants Exercise Transaction agreement, the Company also issued to the Holders new unregistered warrants to purchase up to 963,254 ordinary shares, (the “Private Placement Warrants”). The Private Placement Warrants are immediately exercisable, expire five and one-half years from issuance date and have an exercise price of $16 per share, subject to certain adjustment. The Private Placement Warrants may be exercised on a cashless basis if at the time of exercise thereof, there is no effective registration statement registering the ordinary shares underlying the warrants. The terms of the warrants did not include features that would preclude equity classification. In addition, the Company issued unregistered placement agent warrants to purchase up to an aggregate of 56,190 ordinary shares on the same terms as the warrants issued to the Holders, except that they have an exercise price of $15 per share. During the first quarter of 2021, an aggregate of 878,628 warrants held by certain investors and 56,190 warrants held by the placement agent, were exercised into ordinary shares. As of December 31, 2024, warrants to purchase 84,626 ordinary shares held by certain investors, were outstanding.
j)	On June 30, 2021, the Company entered into a definitive agreement with several institutional and accredited investors for the purchase and sale of 1,296,297 of the Company’s ordinary shares and accompanying short-term warrants to purchase up to an aggregate of 1,296,297 of the Company’s ordinary shares in a registered direct offering (the “June 2021 Registered Direct Offering”). The June 2021 Registered Direct Offering was consummated on July 2, 2021. The warrants are immediately exercisable at an exercise price of $30 per ordinary share, subject to certain adjustments, and will expire three and one-half years from the issuance date. The warrants may be exercised on a cashless basis if at the time of exercise thereof, there is no effective registration statement registering the ordinary shares underlying the warrants. The terms of the warrants did not include features that would preclude equity classification. The Company also issued registered placement agent warrants to purchase up to an aggregate of 64,815 ordinary shares, substantially on the same terms as the warrants issued to the investors in the private placement, except they have an exercise price of $33.75 per share. Upon any exercise of the warrants for cash, the Company agreed to pay the placement agent warrants to purchase up to 5.0% of the number of ordinary shares issued upon the cash exercise of the warrants (up to 64,815 warrants). The Company received gross proceeds from the June 2021 Registered Direct Offering of approximately $35,000, or approximately $31,801, net of issuance expenses in the amount of $3,199. As of December 31, 2024, warrants to purchase 1,296,297 ordinary shares held by certain investors and 64,815 warrants held by the placement agent, were outstanding.

k)	On March 1, 2022, the Company entered into a definitive agreement with several institutional and accredited investors for the purchase and sale of 1,000,000 of the Company’s ordinary shares and accompanying warrants to purchase up to an aggregate of 750,000 of the Company’s ordinary shares in a registered direct offering (the “March 2022 Registered Direct Offering”). The March 2022 Registered Direct Offering was consummated on March 3, 2022. The warrants are immediately exercisable at an exercise price of $13 per share, subject to certain adjustments, and will expire five years from the issuance date. The warrants may be exercised on a cashless basis if at the time of exercise thereof, there is no effective registration statement registering the ordinary shares underlying the warrants. The terms of the warrants did not include features that would preclude equity classification. The Company also issued registered placement agent warrants to purchase up to an aggregate of 50,000 ordinary shares, substantially on the same terms as the warrants issued to the investors in the private placement, except they have an exercise price of $12.5 per share and expiration date is March 1, 2027. Upon any exercise of the warrants for cash, the Company agreed to pay the placement agent warrants to purchase up to 5.0% of the number of ordinary shares issued upon the cash exercise of the warrants (up to 37,500 warrants). Simultaneously with this offering, the Company has entered into a warrant amendment agreement, or the Warrant Amendment Agreement, with the investors in this March 2022 Registered Direct Offering. Pursuant to the Warrant Amendment Agreement, certain warrants to purchase up to an aggregate of 926,297 ordinary shares of the Company that were issued to the investors in July 2021 were amended to have a reduced exercise price of $13 per share and the term of exercise was extended to January 2, 2025. The Company received gross proceeds from the March 2022 Registered Direct Offering of $10,000, or approximately $8,850, net of issuance expenses in the amount of approximately $1,150.